Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing Method	Consistent with our annual compensation cycle, the Board has adopted a practice of generally making annual grants on or around March 15, other than grants for new hires, promotions or pursuant to the terms of an employment contract. Our non-employee directors receive a portion of their director fees in RSAs each year, which pursuant to the practice described above are to be issued on the same annual timing in March as awards for employees. The timing of any equity-based awards in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). In all cases, the timing of grants occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Equity Grant Timing Considerations. Consistent with our annual compensation cycle, the Board has adopted a practice of generally making annual grants on or around March 15, other than grants for new hires, promotions or pursuant to the terms of an employment contract.  Our non-employee directors receive a portion of their director fees in RSAs each year, which pursuant to the practice described above are to be issued on the same annual timing in March as awards for employees. The timing of any equity-based awards in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). In all cases, the timing of grants occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.